CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY (USD $)	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]
Balance at Dec. 31, 2011	$ 10,056	$ 10,400	$ 23,250	$ (23,594)
Balance (in shares) at Dec. 31, 2011		10,400,000
Common shares issued for cash	475,000	950	474,050	0
Common shares issued for cash (in shares)		950,000
Contributed capital from forgiveness of debt - related party	5,991	0	5,991	0
Common shares cancelled	0	(8,000)	8,000	0
Common shares cancelled (in shares)		(8,000,000)
Common shares issued for software	98,290	14,582	83,708	0
Common shares issued for software (In shares)		14,582,500
Increase in additional paid-in-capital from distribution of net liabilities to former shareholder	105,218	0	105,218	0
Common shares issued, previously subject to redemption	0
Stock-based compensation expense	1,021,512	0	1,021,512	0
Net loss	(1,283,594)	0	0	(1,283,594)
Balance at Dec. 31, 2012	432,473	17,932	1,721,729	(1,307,188)
Balance (in shares) at Dec. 31, 2012		17,932,500
Common shares issued for cash	825,000	825	824,175	0
Common shares issued for cash (in shares)		825,000
Common shares issued, previously subject to redemption	43,750	25	43,725	0
Common shares issued, previously subject to redemption (in shares)		25,000
Stock-based compensation expense	2,009,910	25	2,009,885	0
Stock-based compensation expense ((in shares)		25,000
Net loss	(3,046,187)	0	0	(3,046,187)
Balance at Dec. 31, 2013	$ 264,946	$ 18,807	$ 4,599,514	$ (4,353,375)
Balance (in shares) at Dec. 31, 2013		18,807,500